Credit Risk - Summary of Residential Mortgages by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 201,289	£ 199,340
Non performing loans		1,868
Impairment loss allowances	751	£ 940	£ 921	£ 1,108
NPL ratio		1.21%
Credit risk [member]
Disclosure of credit risk exposure [line items]
Impairment loss allowances	(800)	£ (1,000)
Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	157,957	154,682
Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	157,957	154,682
Non performing loans	1,907	1,868
Impairment loss allowances	£ 234	£ 225
Stage 2 ratio	5.92%
Stage 3 ratio	1.25%
Early arrears ratio		0.73%
NPL ratio	1.21%	1.21%
Stage 1 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 146,619
Stage 1 [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	146,619
Stage 2 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,356
Stage 2 [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,356
Stage 3 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,982
Stage 3 ratio	1.25%
Stage 3 [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,982
Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 151,688
Performing Loans [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		151,688
Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		700
Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		426
Early Arrear Loans [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		1,126
Early Arrear Loans [member] | Mortgages [member] | Credit risk [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		700
Early Arrear Loans [member] | Mortgages [member] | Credit risk [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		426
Non Performing Loans by Arrears [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non performing loans	1,392	1,427
Non Performing Loans by Bankruptcy [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non performing loans	18	14
Non Performing Loans by Maturity Default [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non performing loans	392	303
Non-performing loans by forbearance [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non performing loans	80	95
Non Performing Loans by Properties in Possession [member] | Mortgages [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non performing loans	£ 25	£ 29